PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 1,421
Additions	205	$ 253
Property, plant and equipment, ending balance	1,402	1,421
Government grants	1	13
Interest costs capitalised	0	(7)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,002	1,742
Additions	204	253
Disposals	19	(18)
Impairment loss recognised in profit or loss, property, plant and equipment	(80)
Transfers	2	0
Effect of foreign exchange	(19)	25
Property, plant and equipment, ending balance	2,090	2,002
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	581	480
Depreciation	131	105
Disposals	19	(10)
Effect of foreign exchange	(5)	6
Property, plant and equipment, ending balance	688	581
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12
Property, plant and equipment, ending balance	12	12
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12	12
Additions	0	0
Disposals	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Transfers	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	12	12
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	225
Property, plant and equipment, ending balance	214	225
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	343	311
Additions	0	0
Disposals	0	(2)
Impairment loss recognised in profit or loss, property, plant and equipment	(25)
Transfers	36	31
Effect of foreign exchange	(4)	3
Property, plant and equipment, ending balance	350	343
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	118	100
Depreciation	19	17
Disposals	0	0
Effect of foreign exchange	(1)	1
Property, plant and equipment, ending balance	136	118
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,086
Property, plant and equipment, ending balance	1,081	1,086
Production Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,549	1,283
Additions	0	1
Disposals	19	(16)
Impairment loss recognised in profit or loss, property, plant and equipment	(55)
Transfers	178	268
Effect of foreign exchange	(20)	13
Property, plant and equipment, ending balance	1,633	1,549
Production Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	463	380
Depreciation	112	88
Disposals	19	(10)
Effect of foreign exchange	(4)	5
Property, plant and equipment, ending balance	552	463
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	98
Property, plant and equipment, ending balance	95	98
Construction in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	98	136
Additions	204	252
Disposals	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Transfers	(212)	(299)
Effect of foreign exchange	5	9
Property, plant and equipment, ending balance	95	98
Construction in Progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	$ 0	$ 0
Discounted cash flow
Reconciliation of changes in property, plant and equipment [abstract]
Consolidated pre-tax notional rate	990.00%